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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.3%
		Australia: 26.6%
160,792		Australia & New Zealand Banking Group Ltd.	$3,259,313
239,369		BHP Billiton Ltd.	9,023,927
101,224		Commonwealth Bank of Australia	4,882,995
100,100		CSL Ltd.	2,888,815
785,275		CSR Ltd.	1,235,049
526,697		Foster’s Group Ltd.	2,710,376
162,313		National Australia Bank Ltd.	4,253,417
35,071		Newcrest Mining Ltd.	1,182,306
125,000		Orica Ltd.	2,857,577
120,000		Origin Energy Ltd.	1,715,037
127,563		QBE Insurance Group Ltd.	2,594,865
48,069		Rio Tinto Ltd.	3,143,732
63,134		Santos Ltd.	849,752
170,000		Suncorp-Metway Ltd.	1,366,466
760,320		Telstra Corp. Ltd.	2,371,610
117,000		Wesfarmers Ltd.	3,187,764
251,307		Westpac Banking Corp.	5,547,756
57,985		Woodside Petroleum Ltd.	2,585,882
83,916		Woolworths Ltd.	2,154,244
			57,810,883
		China: 12.4%
2,178,000		Anhui Expressway Co. Ltd.	1,466,584
7,287,000		Bank of China Ltd.	4,105,826
740,000		China Coal Energy Co. - Class H	1,253,048
3,630,000		China Construction Bank	3,227,901
696,000		China Life Insurance Co. Ltd.	3,502,094
2,404,000		China Petroleum & Chemical Corp.	2,005,952
2,458,000		China Telecom Corp. Ltd.	1,089,217
1,000,000		China Yurun Food Group Ltd.	2,451,623
2,668,000		Datang International Power Generation Co. Ltd.	1,172,671
3,529,000		Industrial and Commercial Bank of China Ltd.	2,980,077
2,160,000		PetroChina Co. Ltd.	2,692,043
568,500		Shimao Property Holdings Ltd.	1,078,442
			27,025,478
		Hong Kong: 14.5%
194,000		Cheung Kong Holdings Ltd.	2,436,854
516,000		China Merchants Holdings International Co. Ltd.	1,603,059
514,500		China Mobile Ltd.	4,817,837
900,000		China Resources Land Ltd.	2,085,872
333,500		CLP Holdings Ltd.	2,261,225
1,529,000		CNOOC Ltd.	2,366,130
2,180,000		Denway Motors Ltd.	1,338,676
270,009		Esprit Holdings Ltd.	1,812,820
188,800		Hang Seng Bank Ltd.	2,760,281
82,100		Hong Kong Exchanges and Clearing Ltd.	1,461,296
227,000		HongKong Electric Holdings	1,233,115
198,000		Hutchison Whampoa Ltd.	1,338,003
509,000		Shanghai Industrial Holdings Ltd.	2,546,411
143,000		Sun Hung Kai Properties Ltd.	2,118,412
255,000		Wharf Holdings Ltd.	1,374,537
			31,554,528
		India: 7.0%
31,025		HDFC Bank Ltd.	1,179,992
93,402		ICICI Bank Ltd.	1,745,650
29,500		ICICI Bank Ltd. ADR	1,097,400
83,541		Infosys Technologies Ltd.	4,275,140
76,700		Oil & Natural Gas Corp. Ltd.	1,981,019
116,200		Reliance Industries Ltd.	2,656,862
126,852		Sterlite Industries India Ltd.	2,344,832
			15,280,895
		Indonesia: 2.0%
1,385,000		Bank Rakyat Indonesia	1,086,318
999,500		PT Tambang Batubara Bukit Asam Tbk	1,743,733
1,619,500		Telekomunikasi Indonesia Tbk PT	1,543,761
			4,373,812
		Malaysia: 3.1%
737,000		Commerce Asset Holdings BHD	2,746,698
776,468		Public Bank BHD	2,490,987
1,753,000		Resorts World BHD	1,453,551
			6,691,236
		Philippines: 0.5%
18,520		Philippine Long Distance Telephone Co.	1,015,228
			1,015,228
		Singapore: 3.6%
373,500		DBS Group Holdings Ltd.	3,870,198
881,000		Singapore Press Holdings Ltd.	2,377,214
758,000		Singapore Telecommunications Ltd.	1,607,147
			7,854,559
		South Korea: 8.0%
96,300		Kangwon Land, Inc.	1,348,335
45,262	@	KB Financial Group, Inc.	2,265,613
206,370		Korea Exchange Bank	2,513,338
29,990		KT&G Corp.	1,736,891

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

Shares				Value
		South Korea (continued)
35,030		LG Corp.		$1,910,544
4,785		Posco		2,287,546
6,322		Samsung Electronics Co. Ltd.		3,908,902
9,687		SK Telecom Co. Ltd.		1,417,350
				17,388,519
		Taiwan: 10.9%
1,048,587		Acer, Inc.		2,606,874
1,008,370		Asia Cement Corp.		1,070,086
2,270,200		China Steel Corp.		2,137,410
857,505		Chunghwa Telecom Co. Ltd.		1,527,594
2,654,975		First Financial Holding Co. Ltd.		1,568,812
169,396		High Tech Computer Corp.		1,919,160
662,400		HON HAI Precision Industry Co. Ltd.		2,790,748
71,000		MediaTek, Inc.		1,115,697
1,247,350		Quanta Computer, Inc.		2,516,580
455,000		Taiwan Fertilizer Co. Ltd.		1,461,116
2,012,052		Taiwan Semiconductor Manufacturing Co. Ltd.		3,817,020
684,083		Wistron Corp.		1,255,182
				23,786,279
		Thailand: 1.7%
457,800		Kasikornbank PCL		1,201,492
178,000		PTT PCL		1,202,220
202,700		Siam Cement PCL		1,392,187
				3,795,899
		Total Common Stock
		(Cost $169,015,062)		196,577,316
REAL ESTATE INVESTMENT TRUSTS: 3.8%
		Australia: 1.6%
1,800,000		Dexus Property Group		1,331,408
193,000		Westfield Group		2,150,651
				3,482,059
		Singapore: 2.2%
3,452,000		Ascendas India Trust		2,232,327
1,835,733		Ascendas Real Estate Investment Trust		2,577,043
				4,809,370
		Total Real Estate Investment Trusts
		(Cost $8,437,379)		8,291,429
EXCHANGE-TRADED FUNDS: 2.4%
		South Korea: 2.4%
297,691		Samsung Kodex200 Exchange Traded Fund		5,291,772
		Total Exchange-Traded Funds
		(Cost $2,634,461)		5,291,772
PREFERRED STOCK: 2.1%
		South Korea: 2.1%
35,940		Hyundai Motor Co.		1,252,172
7,816		Samsung Electronics Co. Ltd.		3,189,210
		Total Preferred Stock
		(Cost $4,397,859)		4,441,382
		Total Investments in Securities
		(Cost $184,484,761)*	98.6%	$214,601,899
		Other Assets and Liabilities - Net	1.4	3,111,194
		Net Assets	100.0%	$217,713,093

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $187,869,814.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$43,364,920
		Gross Unrealized Depreciation		(16,632,835)
		Net Unrealized Appreciation		$26,732,085

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	0.8%
Auto Manufacturers	1.2
Banks	23.1
Beverages	1.2
Biotechnology	1.3
Building Materials	1.1
Chemicals	0.7
Coal	1.4
Commercial Services	0.7
Computers	5.8
Diversified	1.8
Diversified Financial Services	2.4
Electric	2.1
Electronics	1.3
Food	2.1
Holding Companies - Diversified	4.0
Insurance	2.8
Iron/Steel	2.0
Lodging	1.3
Media	1.1
Mining	8.5
Miscellaneous Manufacturing	0.6
Office Property	1.0
Oil & Gas	8.3
Real Estate	3.6
Retail	2.3
Semiconductors	5.6
Shopping Centers	1.0
Telecommunications	7.1
Other Long-Term Investments	2.4
Other Assets and Liabilities - Net	1.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2009
Asset Table
Investments, at value
Common Stock
Australia	$—	$57,810,883	$—	$57,810,883
China	—	27,025,478	—	27,025,478
Hong Kong	1,233,115	30,321,413	—	31,554,528
India	1,097,400	14,183,495	—	15,280,895
Indonesia	—	4,373,812	—	4,373,812
Malaysia	—	6,691,236	—	6,691,236
Philippines	—	1,015,228	—	1,015,228
Singapore	—	7,854,559	—	7,854,559
South Korea	—	17,388,519	—	17,388,519
Taiwan	—	23,786,279	—	23,786,279
Thailand	—	3,795,899	—	3,795,899
Total Common Stock	2,330,515	194,246,801	—	196,577,316
Real Estate Investment Trusts	2,232,327	6,059,102	—	8,291,429
Exchange-Traded Funds	5,291,772	—	—	5,291,772
Preferred Stock	—	4,441,382	—	4,441,382
Total Investments, at value	$9,854,614	$204,747,285	$—	$214,601,899

Liabilities Table
Other Financial Instruments+:
Written options	—	(397,614)	—	(397,614)
Total Liabilities	$—	$(397,614)	$—	$(397,614)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

4,300	Morgan Stanley	Australia S&P/ASX 200 Index	12/10/09	4,733.23	AUD	$417,873	$(192,970)
4,500	Merrill Lynch	Hong Kong Hang Seng Index	12/10/09	22,431.27	HKD	348,360	(94,871)
50,000,000	Merrill Lynch	Korea KOSPI 200 Index	12/10/09	208.82	KRW	189,000	(41,956)
33,500	Citigroup	Taiwan TAIEX Index	12/10/09	7,683.82	TWD	201,246	(67,817)

						$1,156,479	$(397,614)

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2009:

Derivatives Fair Value*
Equity contracts	$(397,614)
Total	$(397,614)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2010